Supplemental disclosure of cash flow information (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Summary of changes in operating assets and liabilities

	Three months ended March 31
	2026	2025
	$	$
Changes in operating assets and liabilities:
Trade and other receivables	(1,009)	1,101
Inventory	135	242
Prepaid expenses and other current assets	166	159
Accounts payable and accrued liabilities	(415)	238
Deferred revenues	(9)	3
Provision for restructuring and other costs	(194)	(290)
Employee future benefits	(93)	(126)
	(1,419)	1,327